Offerings - Offering: 1	Oct. 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 274,893,243.84
Fee Rate	0.0087%
Amount of Registration Fee	$ 23,915.71
Offering Note	(1) Estimated solely for purposes of calculating the filing fee. The transaction valuation was calculated as the sum of (i) 16,664,312 issued and outstanding shares of common stock, par value $0.10 per share (the "Shares") of Ultralife Corporation ("Ultralife" or the "Company"), multiplied by $16.00 per Share (the "Offer Price"); (ii) 845,072 Shares issuable pursuant to outstanding Company Stock Options, multiplied by $9.22, which is the difference between the Offer Price and $6.78, the weighted average exercise price of such options, and (iii) 29,543 Shares issuable upon settlement of outstanding Company Restricted Stock, multiplied by the Offer Price. The calculation of the filing fee is based on information provided by the Company as of October 26, 2026. (2) The filing fee was calculated in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended, and the SEC's fee rate for Fiscal Year 2027, effective October 1, 2026, by multiplying the transaction value by 0.00008700.